Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 23.4	$ 46.6
Credit risk [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	23.4	46.6
Credit risk [member] | South Africa [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.0	12.8
Credit risk [member] | Ghana [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	8.1	10.4
Credit risk [member] | Australia [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.0	2.2
Credit risk [member] | Peru [member]
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 15.3	$ 21.2